SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

Principal			Effective
Amount	Coupon	Maturity	Maturity*	Value
Municipal Bonds and Notes—104.6%
New York—87.8%
$10,000 Akron, NY Central School District[1]	5.000%	06/15/2021	10/31/2019A	$10,032
240,000 Albany County, NY Airport
Authority[1]	5.000	12/15/2030	12/15/2028A	296,158
300,000 Albany County, NY Airport
Authority[1]	5.000	12/15/2031	12/15/2028A	367,812
320,000 Albany County, NY Airport
Authority[1]	5.000	12/15/2032	12/15/2028A	390,224
745,000 Albany County, NY Airport
Authority[1]	5.000	12/15/2035	12/15/2028A	918,205
780,000 Albany County, NY Airport
Authority[1]	5.000	12/15/2036	12/15/2028A	959,267
820,000 Albany County, NY Airport
Authority[1]	5.000	12/15/2037	12/15/2028A	1,002,507
500,000 Albany County, NY Airport
Authority[1]	5.000	12/15/2038	12/15/2028A	609,845
25,000 Albany County, NY IDA
(Wildwood Programs)[1]	4.900	07/01/2021	10/31/2019A	25,015
1,500,000 Albany, NY Capital Resource Corp.
(Albany Law School)[1]	5.000	07/01/2029	07/01/2027A	1,817,670
1,520,000 Albany, NY Capital Resource Corp.
(Albany Law School)[1]	5.000	07/01/2031	07/01/2027A	1,820,261
475,000 Albany, NY Capital Resource Corp.
(College Saint Rose)[1]	5.625	07/01/2031	07/01/2021A	494,313
400,000 Albany, NY Capital Resource Corp.
(Empire Commons Student Hsg. )[1]	5.000	05/01/2024	05/01/2024	463,692
300,000 Albany, NY Capital Resource Corp.
(Empire Commons Student Hsg. )[1]	5.000	05/01/2025	05/01/2025	357,249
300,000 Albany, NY Capital Resource Corp.
(Empire Commons Student Hsg. )[1]	5.000	05/01/2026	05/01/2026	366,468
200,000 Albany, NY Capital Resource Corp.
(St. Peter's Hospital)[1]	6.000	11/15/2025	11/15/2020A	210,524
655,000 Amherst, NY Devel. Corp.
(Daemen College)[1]	5.000	10/01/2027	10/01/2027	767,719
690,000 Amherst, NY Devel. Corp.
(Daemen College)[1]	5.000	10/01/2028	10/01/2028	817,070
730,000 Amherst, NY Devel. Corp.
(Daemen College)[1]	5.000	10/01/2029	10/01/2028A	861,765
760,000 Amherst, NY Devel. Corp.
(Daemen College)[1]	5.000	10/01/2030	10/01/2028A	892,977
805,000 Amherst, NY Devel. Corp.
(Daemen College)[1]	5.000	10/01/2031	10/01/2028A	942,518
695,000 Amsterdam, NY GO	5.750	12/18/2019	12/18/2019	697,426
500,000 Brookhaven, NY Local Devel.
Corp. (Jefferson's Ferry)[1]	5.250	11/01/2027	11/01/2026A	591,025
1,000,000 Brookhaven, NY Local Devel.
Corp. (Jefferson's Ferry)[1]	5.250	11/01/2028	11/01/2026A	1,181,200
1,000,000 Brookhaven, NY Local Devel.
Corp. (Jefferson's Ferry)[1]	5.250	11/01/2029	11/01/2026A	1,181,010

1 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon	Maturity	Maturity*		Value
New York (Continued)
$650,000 Brookhaven, NY Local Devel.
Corp. (Jefferson's Ferry)[1]	5.250%	11/01/2030	11/01/2026	A	$766,590
650,000 Brookhaven, NY Local Devel.
Corp. (Jefferson's Ferry)[1]	5.250	11/01/2031	11/01/2026	A	765,362
1,750,000 Brooklyn, NY Local Devel. Corp.
(Brooklyn Events Center)[1]	4.000	07/15/2029	01/15/2027	A	2,008,737
1,350,000 Buffalo & Erie County, NY
Industrial Land Devel. (Buffalo
State College Foundation Hsg.
Corp. )[1]	5.750	10/01/2026	04/01/2021	A	1,446,835
150,000 Buffalo & Erie County, NY
Industrial Land Devel. (Global
Concepts Charter School)[1]	5.000	10/01/2026	10/01/2026		179,620
150,000 Buffalo & Erie County, NY
Industrial Land Devel. (Global
Concepts Charter School)[1]	5.000	10/01/2027	10/01/2027		182,703
165,000 Buffalo & Erie County, NY
Industrial Land Devel. (Global
Concepts Charter School)[1]	5.000	10/01/2028	10/01/2028		204,768
175,000 Buffalo & Erie County, NY
Industrial Land Devel. (Global
Concepts Charter School)[1]	5.000	10/01/2029	10/01/2028	A	216,340
200,000 Buffalo & Erie County, NY
Industrial Land Devel. (Global
Concepts Charter School)[1]	5.000	10/01/2030	10/01/2028	A	245,894
200,000 Buffalo & Erie County, NY
Industrial Land Devel. (Global
Concepts Charter School)[1]	5.000	10/01/2031	10/01/2028	A	244,472
1,600,000 Build NYC Resource Corp. (Bronx
Lighthouse Charter School)[1]	4.000	06/01/2028	12/05/2023	A	1,716,368
1,190,000 Build NYC Resource Corp. (Bronx
Lighthouse Charter School)[1]	5.000	06/01/2033	06/01/2025	A	1,349,984
125,000 Build NYC Resource Corp.
(Children's Aid Society)[1]	4.000	07/01/2036	07/01/2029	A	143,757
150,000 Build NYC Resource Corp.
(Children's Aid Society)[1]	4.000	07/01/2037	07/01/2029	A	171,972
150,000 Build NYC Resource Corp.
(Children's Aid Society)[1]	4.000	07/01/2038	07/01/2029	A	171,318
1,140,000 Build NYC Resource Corp.
(Manhattan College)[1]	5.000	08/01/2030	08/01/2027	A	1,399,031
1,315,000 Build NYC Resource Corp. (New
Dawn Charter Schools)[1]	5.000	02/01/2033	03/09/2025	A	1,381,079
125,000 Build NYC Resource Corp. (Pratt
Paper)[1]	3.750	01/01/2020	01/01/2020		125,576
2,000,000 Build NYC Resource Corp. (Royal
Charter Properties & Presbyterian
Hospital)[1]	4.750	12/15/2026	12/15/2022	A	2,166,160
1,395,000 Build NYC Resource Corp.
(Wagner College)[1]	5.000	07/01/2024	07/01/2022	A	1,535,825

2 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal			Effective
Amount	Coupon	Maturity	Maturity*		Value
New York (Continued)
$1,705,000 Build NYC Resource Corp.
(Wagner College)[1]	5.000%	07/01/2025	07/01/2022	A	$1,871,289
1,650,000 Build NYC Resource Corp.
(Wagner College)[1]	5.000	07/01/2026	07/01/2022	A	1,803,895
1,705,000 Build NYC Resource Corp.
(Wagner College)[1]	5.000	07/01/2028	07/01/2022	A	1,863,770
600,000 Build NYC Resource Corp. (YMCA
of Greater New York)[1]	5.000	08/01/2021	08/01/2021		639,006
500,000 Build NYC Resource Corp. (YMCA
of Greater New York)[1]	5.000	08/01/202	08/01/2022		549,920
1,000,000 Build NYC Resource Corp. (YMCA
of Greater New York)[1]	5.000	08/01/2032	08/01/2022	A	1,078,330
315,000 Cattaraugus County, NY Capital
Resource Corp. (St. Bonaventure
University)[1]	5.000	05/01/2020	05/01/2020		320,976
330,000 Cattaraugus County, NY Capital
Resource Corp. (St. Bonaventure
University)[1]	5.000	05/01/2021	05/01/2021		346,447
345,000 Cattaraugus County, NY Capital
Resource Corp. (St. Bonaventure
University)[1]	5.000	05/01/2022	05/01/2022		372,172
365,000 Cattaraugus County, NY Capital
Resource Corp. (St. Bonaventure
University)[1]	5.000	05/01/2023	05/01/2023		403,343
380,000 Cattaraugus County, NY Capital
Resource Corp. (St. Bonaventure
University)[1]	5.000	05/01/2024	05/01/2024		428,788
400,000 Cattaraugus County, NY Capital
Resource Corp. (St. Bonaventure
University)[1]	5.000	05/01/2025	05/01/2025		460,556
415,000 Cattaraugus County, NY Capital
Resource Corp. (St. Bonaventure
University)[1]	5.000	05/01/2026	05/01/2026		487,019
445,000 Cattaraugus County, NY Capital
Resource Corp. (St. Bonaventure
University)[1]	5.000	05/01/2027	05/01/2026	A	520,258
465,000 Cattaraugus County, NY Capital
Resource Corp. (St. Bonaventure
University)[1]	5.000	05/01/2028	05/01/2026	A	542,492
485,000 Cattaraugus County, NY Capital
Resource Corp. (St. Bonaventure
University)[1]	5.000	05/01/2029	05/01/2026	A	562,842
25,000 Clarkstown, NY Central School
District[1]	4.000	04/15/2020	10/31/2019	A	25,058
20,000 Corning, NY GO1	4.000	12/01/2020	12/01/2019	A	20,093
15,000 Deerfield, NY GO1	5.500	06/15/2020	12/15/2019	A	15,093
2,610,000 Dutchess County, NY Local Devel.
Corp. (Anderson Center Services)[1]	6.000	10/01/2030	09/09/2020	A	2,698,897

3 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon	Maturity	Maturity*		Value
New York (Continued)
$8,600,000 Dutchess County, NY Local Devel.
Corp. (HQS/PHCtr/NDH/VBHosp
Obligated Group)[1]	5.000%	07/01/2030	07/01/2026	A	$10,345,800
60,000 East Syracuse, NY Hsg. Authority
(Bennett Manor Associates)[1]	6.700	04/01/2021	10/26/2019	A	60,233
600,000 Erie County, NY Public
Improvement District[1]	5.000	04/01/2023	04/01/2022	A	653,304
525,000 Erie County, NY Public
Improvement District[1]	5.000	04/01/2024	04/01/2022	A	571,504
500,000 Erie County, NY Public
Improvement District[1]	5.000	04/01/2025	04/01/2022	A	543,520
700,000 Erie County, NY Public
Improvement District[1]	5.000	04/01/2026	04/01/2022	A	759,129
29,615,000 Erie County, NY Tobacco Asset
Securitization Corp.[1]	5.000	06/01/2031	10/31/2019	A	29,629,511
65,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000	06/01/2020	06/01/2020		66,321
215,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000	06/01/2020	06/01/2020		219,356
220,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000	06/01/2021	06/01/2021		230,760
145,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000	06/01/2022	12/07/2021	B	153,829
235,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000	06/01/2022	06/01/2022		253,133
250,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000	06/01/2023	06/01/2023		275,350
155,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000	06/01/2024	12/07/2023	B	170,742
255,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000	06/01/2024	06/01/2024		286,602
270,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000	06/01/2025	06/01/2025		308,642
175,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000	06/01/2026	12/06/2025	B	197,664
100,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000	06/01/2027	06/01/2027		115,099

4 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal			Effective
Amount	Coupon	Maturity	Maturity*		Value
New York (Continued)
$100,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000%	06/01/2028	06/01/2027	A	$114,760
320,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000	06/01/2031	06/01/2027	A	361,731
255,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000	06/01/2035	06/01/2027	A	284,027
160,000 Franklin County, NY Civic Devel.
Corp. (North Country Community
College Foundation)[1]	5.000	06/01/2020	06/01/2020		163,253
170,000 Franklin County, NY Civic Devel.
Corp. (North Country Community
College Foundation)[1]	5.000	06/01/2021	06/01/2021		178,315
180,000 Franklin County, NY Civic Devel.
Corp. (North Country Community
College Foundation)[1]	5.000	06/01/2022	06/01/2022		193,840
185,000 Franklin County, NY Civic Devel.
Corp. (North Country Community
College Foundation)[1]	5.000	06/01/2023	06/01/2023		203,759
195,000 Franklin County, NY Civic Devel.
Corp. (North Country Community
College Foundation)[1]	5.000	06/01/2024	06/01/2024		219,258
205,000 Franklin County, NY Civic Devel.
Corp. (North Country Community
College Foundation)[1]	5.000	06/01/2025	06/01/2025		234,340
780,000 Franklin County, NY Solid Waste
Management Authority[1]	4.000	06/01/2021	06/01/2021		808,057
810,000 Franklin County, NY Solid Waste
Management Authority[1]	4.000	06/01/2022	06/01/2022		855,271
845,000 Franklin County, NY Solid Waste
Management Authority[1]	4.000	06/01/2023	06/01/2023		908,155
875,000 Franklin County, NY Solid Waste
Management Authority[1]	4.000	06/01/2024	06/01/2024		955,001
270,000 Franklin County, NY Solid Waste
Management Authority[1]	5.000	06/01/2023	06/01/2023		299,697
285,000 Franklin County, NY Solid Waste
Management Authority[1]	5.000	06/01/2024	06/01/2024		323,706
835,000 Franklin County, NY Solid Waste
Management Authority[1]	5.000	06/01/2027	06/01/2022	A	898,360
10,000 Geneseo, NY Central School
District[1]	4.000	05/01/2022	11/01/2019	A	10,022
500,000 Geneva, NY Devel. Corp. (Hobart
& William Smith Colleges)[1]	5.000	09/01/2025	09/01/2022	A	548,950
1,570,000 Glen Cove, NY Local Assistance
Corp. (Tiegerman School)[1]	4.750	07/01/2028	01/28/2025	B	1,650,604
2,470,000 Hempstead, NY Local Devel. Corp.
(Evergreen School)[1]	6.150	12/01/2029	11/27/2026	B	2,532,145

5 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon	Maturity	Maturity*	Value
New York (Continued)
$900,000 Hempstead, NY Local Devel. Corp.
(Evergreen School)[1]	6.250%	12/01/2022	06/11/2021B	$903,438
200,000 Hempstead, NY Local Devel. Corp.
(Molloy College)[1]	5.000	07/01/2029	07/01/2027A	242,676
170,000 Hempstead, NY Local Devel. Corp.
(Molloy College)[1]	5.000	07/01/2030	07/01/2027A	204,779
150,000 Hempstead, NY Local Devel. Corp.
(Molloy College)[1]	5.000	07/01/2031	07/01/2027A	179,158
275,000 Hempstead, NY Local Devel. Corp.
(Molloy College)[1]	5.000	07/01/2032	07/01/2027A	327,217
11,000,000 L. I. , NY Power Authority[1]	5.000	09/01/2035	09/01/2028A	13,676,520
10,000,000 L. I. , NY Power Authority, Series A1	5.000	09/01/2026	09/01/2022A	11,059,400
10,000,000 L. I. , NY Power Authority, Series B1	5.000	09/01/2027	09/01/2022A	11,061,000
14,825,000 L. I. , NY Power Authority, Series B1	5.000	09/01/2029	09/01/2022A	16,356,867
6,635,000 L. I. , NY Power Authority, Series B1	5.000	09/01/2034	09/01/2026A	8,001,213
70,000 Livonia, NY GO1	5.000	06/15/2020	10/31/2019A	70,174
75,000 Livonia, NY GO1	5.000	06/15/2021	10/31/2019A	75,180
80,000 Livonia, NY GO1	5.000	06/15/2022	10/31/2019A	80,177
85,000 Livonia, NY GO1	5.000	06/15/2023	10/31/2019A	85,179
90,000 Livonia, NY GO1	5.000	06/15/2024	10/31/2019A	90,184
75,000 Livonia, NY GO1	5.000	06/15/2025	10/31/2019A	75,145
415,000 Lockport City, NY GO1	5.000	10/15/2019	10/15/2019	415,556
400,000 Monroe County, NY IDA
(Rochester General Hospital)[1]	5.000	12/01/2026	12/01/2022A	439,668
345,000 Monroe County, NY IDA
(Rochester General Hospital)[1]	5.000	12/01/2027	12/01/2022A	378,879
660,000 Monroe County, NY IDA
(Rochester General Hospital)[1]	5.000	12/01/2028	12/01/2022A	724,172
350,000 Monroe County, NY Industrial
Devel. Corp. (Highland Hospital of
Rochester)[1]	5.000	07/01/2026	07/01/2025A	418,050
600,000 Monroe County, NY Industrial
Devel. Corp. (Nazareth College of
Rochester)[1]	4.000	10/01/2034	10/01/2027A	657,552
200,000 Monroe County, NY Industrial
Devel. Corp. (Nazareth College of
Rochester)[1]	5.000	10/01/2026	10/01/2021A	215,078
615,000 Monroe County, NY Industrial
Devel. Corp. (St. John Fisher
College)[1]	5.000	06/01/2023	06/01/2022A	671,180
3,160,000 Nassau County, NY GO1	5.000	04/01/2029	04/01/2026A	3,803,534
365,000 Nassau County, NY GO1	5.000	04/01/2031	04/01/2027A	445,526
2,100,000 Nassau County, NY GO1	5.000	01/01/2032	01/01/2026A	2,486,253
5,850,000 Nassau County, NY GO1	5.000	07/01/2036	07/01/2028A	7,254,702
5,450,000 Nassau County, NY GO1	5.000	07/01/2038	07/01/2028A	6,717,070
4,775,000 Nassau County, NY GO1	5.000	07/01/2039	07/01/2028A	5,871,961
300,000 Nassau County, NY IDA (ACDS)[1]	5.950	11/01/2022	11/01/2019A	300,060
65,000 Nassau County, NY IDA (ACDS)[1]	6.000	12/01/2019	12/01/2019	64,999

6 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal			Effective
Amount	Coupon	Maturity	Maturity*		Value
New York (Continued)
$200,000 Nassau County, NY IDA (Epilepsy
Foundation of L. I. )[1]	5.950%	11/01/2022	11/01/2019	A	$200,040
200,000 Nassau County, NY IDA (Life's
WORCA)[1]	5.950	11/01/2022	11/01/2019	A	200,040
500,000 Nassau County, NY IDA (New York
Institute of Technology)[1]	5.000	03/01/2021	03/01/2020	A	507,730
500,000 Nassau County, NY IDA (PLUS
Group Home)[1]	6.150	11/01/2022	11/01/2019	A	500,130
55,000 Nassau County, NY IDA (WORCA)[1]	6.000	12/01/2019	10/31/2019	A	55,076
660,000 Nassau County, NY Local
Economic Assistance Corp. (CHSLI/
SCSMC/CHS/SANCSAR/SAR/SJRH/
SJR/VMNRC/CHFTEH/VMHCS/
CHHSB Obligated Group)[1]	5.000	07/01/2032	07/01/2024	A	739,721
1,830,000 Nassau County, NY Local
Economic Assistance Corp.
(Hispanic Counseling Center)[1]	4.700	12/01/2028	01/04/2025	B	1,877,324
5,690,000 Nassau County, NY Local
Economic Assistance Corp. (South
Nassau Communities Hospital)[1]	5.000	07/01/2027	07/01/2022	A	6,150,264
4,500,000 Nassau County, NY Local
Economic Assistance Corp.
(Winthrop University Hospital)[1]	5.000	07/01/2027	07/01/2022	A	4,892,940
2,000,000 Nassau County, NY Tobacco
Settlement Corp. (TASC)[1]	5.250[2]	06/01/2026	12/01/2019	A	1,999,900
325,000 New Rochelle, NY Corp. Devel.
(Iona College)[1]	5.000	07/01/2025	07/01/2025		375,544
1,100,000 New Rochelle, NY Corp. Devel.
(Iona College)[1]	5.000	07/01/2029	07/01/2025	A	1,265,308
3,805,000 New Rochelle, NY Corp. Local
Devel. (70 Nardozzi/City Dept. of
Public Works)[1]	4.200	08/01/2028	11/08/2024	B	3,889,090
6,000,000 New Rochelle, NY IDA (College of
New Rochelle)[3]	5.250	07/01/2027	04/07/2024	B	2,460,000
555,000 New Rochelle, NY IDA (College of
New Rochelle)[3]	5.500	07/01/2020	07/01/2020		227,550
130,000 Newburgh, NY IDA (Bourne &
Kenney Redevel. Company)[1]	5.650	08/01/2020	10/31/2019	A	130,501
2,535,000 Newburgh, NY IDA (Bourne &
Kenney Redevel. Company)[1]	5.750	02/01/2032	10/31/2019	A	2,546,027
2,635,000 Niagara County, NY Tobacco Asset
Securitization Corp. (TASC)[1]	4.000	05/15/2029	10/31/2019	A	2,658,794
750,000 Niagara Falls, NY GO1	5.000	05/15/2028	05/15/2026	A	907,388
850,000 Niagara Falls, NY GO1	5.000	05/15/2029	05/15/2026	A	1,025,202
320,000 Niagara, NY Area Devel. Corp.
(Niagara University)[1]	5.000	05/01/2026	05/01/2022	A	346,490
700,000 Niagara, NY Frontier
Transportation Authority (Buffalo
Niagara International Airport)[1]	5.000	04/01/2031	04/01/2029	A	868,063

7 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon	Maturity	Maturity*	Value
New York (Continued)
$725,000 Niagara, NY Frontier
Transportation Authority (Buffalo
Niagara International Airport)[1]	5.000%	04/01/2033	04/01/2029A	$892,961
385,000 North Babylon, NY Volunteer Fire
Company[1]	5.750	08/01/2022	10/31/2019A	385,924
3,560,000 NY Counties Tobacco Trust I1	6.500	06/01/2035	10/31/2019A	3,562,528
3,295,000 NY Counties Tobacco Trust I1	6.625	06/01/2042	10/31/2019A	3,297,109
75,000 NY Counties Tobacco Trust II
(TASC)[1]	5.625	06/01/2035	10/31/2019A	75,298
135,000 NY Counties Tobacco Trust II
(TASC)[1]	5.750	06/01/2043	10/31/2019A	137,111
985,000 NY Counties Tobacco Trust III
(TASC)[1]	6.000	06/01/2043	10/15/2019A	986,832
3,395,000 NY Counties Tobacco Trust IV
(TASC)[1]	4.750	06/01/2026	10/15/2019A	3,396,867
545,000 NY Counties Tobacco Trust VI1	5.625	06/01/2035	07/11/2025B	590,905
2,095,000 NY Counties Tobacco Trust VI1	5.750	06/01/2043	12/27/2034B	2,529,084
9,940,000 NY Counties Tobacco Trust VI1	6.000	06/01/2043	03/20/2029B	11,069,582
40,000 NY Counties Tobacco Trust VI1	6.250	06/01/2025	06/05/2021B	40,569
830,000 NY Counties Tobacco Trust VI1	6.450	06/01/2040	09/30/2034B	966,784
8,040,000 NY Counties Tobacco Trust VI1	6.750	06/01/2035	03/10/2028B	8,766,896
10,000,000 NY MTA[1]	5.000	11/15/2036	11/15/2026A	12,121,900
1,875,000 NY MTA (Green Bond)[1]	5.000	11/15/2034	11/15/2027A	2,331,881
4,300,000 NY MTA Hudson Rail Yards[1]	5.000	11/15/2046	11/15/2019A	4,318,318
4,015,000 NY MTA, Series C1	5.000	11/15/2028	11/15/2022A	4,496,479
9,985,000 NY MTA, Series C1	5.000	11/15/2028	11/15/2022A	11,007,764
2,865,000 NY MTA, Series C1	5.000	11/15/2029	11/15/2022A	3,208,571
7,135,000 NY MTA, Series C1	5.000	11/15/2029	11/15/2022A	7,860,487
1,435,000 NY MTA, Series C1	5.000	11/15/2030	11/15/2022A	1,607,085
3,565,000 NY MTA, Series C1	5.000	11/15/2030	11/15/2022A	3,926,028
4,000,000 NY MTA, Series D1	5.000	11/01/2025	11/01/2022A	4,420,360
23,000,000 NY MTA, Series D1	5.000	11/15/2027	11/15/2019A	23,097,520
20,000,000 NY MTA, Series D1	5.000	11/15/2029	11/15/2022A	22,033,600
5,000,000 NY MTA, Series D1	5.000	11/15/2031	11/15/2021A	5,410,650
11,800,000 NY MTA, Series D-1[1]	5.000	11/01/2026	11/01/2022A	13,020,002
5,075,000 NY MTA, Series D-1[1]	5.000	11/01/2028	11/01/2022A	5,588,844
11,110,000 NY Triborough Bridge & Tunnel
Authority[1]	5.000	11/15/2036	05/15/2027A	13,612,972
10,950,000 NY Triborough Bridge & Tunnel
Authority[1]	5.000	11/15/2036	11/15/2028A	13,832,369
5,000,000 NY Triborough Bridge & Tunnel
Authority[1]	5.000	11/15/2038	11/15/2028A	6,277,550
5,000,000 NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2030	06/01/2027A	5,989,950
5,000,000 NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2031	06/01/2027A	5,953,050
5,000,000 NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2032	06/01/2027A	5,934,900
5,000,000 NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2033	06/01/2027A	5,918,300
3,130,000 NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2045	09/07/2042B	3,125,305
55,000 NY Valley Health Devel. Corp.[1]	6.750	05/20/2022	10/31/2019A	55,265
15,000 NYC GO1	4.250	03/15/2028	10/31/2019A	15,033

8 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal			Effective
Amount	Coupon	Maturity	Maturity*	Value
New York (Continued)
$5,000 NYC GO1	5.000%	06/01/2023	10/31/2019A	$5,015
5,000,000 NYC GO1	5.000	08/01/2023	10/31/2019A	5,015,050
22,970,000 NYC GO4	5.000	08/01/2026	02/01/2023A	25,676,096
18,760,000 NYC GO4	5.000	08/01/2026	02/01/2023A	20,970,116
26,090,000 NYC GO4	5.000	08/01/2027	02/01/2023A	29,136,138
28,685,000 NYC GO4	5.000	08/01/2027	02/01/2023A	32,034,127
5,000,000 NYC GO1	5.000	08/01/2028	10/31/2019A	5,015,000
2,000,000 NYC GO1	5.000	08/01/2029	08/01/2022A	2,201,700
5,000 NYC GO1	5.125	08/01/2022	10/31/2019A	5,016
10,000 NYC GO1	5.500	02/15/2026	10/31/2019A	10,034
5,000 NYC GO1	5.500	02/15/2026	10/31/2019A	5,017
5,000 NYC GO1	5.500	06/01/2028	10/31/2019A	5,017
10,000 NYC GO1	5.500	11/15/2037	10/31/2019A	10,034
5,000 NYC GO1	6.000	02/15/2024	10/31/2019A	5,020
45,000 NYC GO1	7.750	08/15/2027	02/15/2020A	46,082
11,485,000 NYC GO Tender Option Bond
Series 2015-XF2155 Trust	0.000 [5]	08/01/2026	06/05/2026A	14,191,096
9,380,000 NYC GO Tender Option Bond
Series 2015-XF2155-2 Trust	0.000 [5]	08/01/2026	06/05/2026A	11,590,116
13,045,000 NYC GO Tender Option Bond
Series 2015-XF2155-3 Trust	0.000 [5]	08/01/2027	06/05/2026A	16,091,138
14,345,000 NYC GO Tender Option Bond
Series 2015-XF2155-4 Trust	0.000 [5]	08/01/2027	06/05/2026A	17,694,127
4,725,000 NYC HDC (Multifamily Hsg. )[1]	4.750	11/01/2030	05/01/2020A	4,815,247
1,850,000 NYC HDC (Multifamily Hsg. )[1]	4.750	11/01/2030	05/01/2020A	1,885,224
35,000 NYC HDC (Multifamily Hsg. ),
Series E1	6.250	05/01/2036	11/01/2019A	35,108
37,400,000 NYC Health & Hospital Corp.
(Health System)[1]	5.000	02/15/2030	02/15/2020A	37,875,354
100,000 NYC Health & Hospital Corp.
(Health System)[1]	5.500	02/15/2021	10/31/2019A	100,343
30,000 NYC IDA (Queens Baseball
Stadium)[1]	5.000	01/01/2031	10/31/2019A	30,088
210,000 NYC IDA (Queens Baseball
Stadium)[1]	6.125	01/01/2029	10/31/2019A	210,821
4,085,000 NYC IDA (Queens Baseball
Stadium)[1]	6.500	01/01/2046	10/31/2019A	4,101,381
990,000 NYC IDA (Rosco, Inc. )[1]	5.625	06/01/2022	10/31/2019A	990,416
500,000 NYC IDA	5.000	07/01/2020	07/01/2020	512,490
250,000 NYC IDA	5.000	07/01/2021	07/01/2021	264,390
3,000,000 NYC IDA (Yankee Stadium)[1,6]	2.601	03/01/2020	03/01/2020	3,007,290
8,655,000 NYC IDA (Yankee Stadium)[1,6]	2.651	03/01/2022	03/01/2022	8,760,678
6,550,000 NYC IDA (Yankee Stadium)[1,6]	2.661	03/01/2023	03/01/2023	6,660,236
195,000 NYC IDA (Yankee Stadium)[1,6]	2.671	03/01/2024	03/01/2024	198,851
200,000 NYC IDA (Yankee Stadium)[1,6]	2.681	03/01/2025	03/01/2025	203,756
985,000 NYC IDA (Yankee Stadium)[1,6]	2.691	03/01/2026	03/01/2026	1,002,789
1,000,000 NYC IDA (Yankee Stadium)[1,6]	2.701	03/01/2027	03/01/2027	1,016,410
15,000 NYC IDA (Yankee Stadium)[1]	5.000	03/01/2031	10/31/2019A	15,125
20,420,000 NYC IDA (Yankee Stadium)[1]	7.000	03/01/2049	10/31/2019A	20,527,409

9 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon	Maturity	Maturity*		Value
New York (Continued)
$1,000,000 NYC Municipal Water Finance
Authority[1]	1.750%[5]	06/15/2039	10/01/2019	A	$1,000,000
10,755,000 NYC Municipal Water Finance
Authority[1]	5.000	06/15/2029	06/15/2021	A	11,414,497
10,000,000 NYC Municipal Water Finance
Authority[1]	5.000	06/15/2030	06/15/2020	A	10,260,700
25,000,000 NYC Municipal Water Finance
Authority[1]	5.000	06/15/2031	06/15/2021	A	26,557,250
15,000,000 NYC Municipal Water Finance
Authority[1]	5.000	06/15/2038	06/15/2027	A	18,259,800
4,000,000 NYC Municipal Water Finance
Authority[1]	5.000	06/15/2040	12/15/2027	A	4,893,800
1,880,000 NYC Transitional Finance Authority
(Building Aid)[1]	5.000	07/15/2027	07/15/2022	A	2,070,237
9,000,000 NYC Transitional Finance Authority
(Building Aid)[1]	5.000	07/15/2028	07/15/2022	A	9,905,490
10,000,000 NYC Transitional Finance Authority
(Building Aid)[1]	5.000	07/15/2029	07/15/2022	A	11,000,300
11,325,000 NYC Transitional Finance Authority
(Building Aid)[1]	5.000	07/15/2030	07/15/2022	A	12,451,271
15,000,000 NYC Transitional Finance Authority
(Building Aid)[1]	5.000	07/15/2036	07/15/2028	A	18,696,750
2,450,000 NYC Transitional Finance Authority
(Building Aid)[1]	5.000	07/15/2037	07/15/2028	A	3,042,875
6,000,000 NYC Transitional Finance Authority
(Future Tax)[1]	1.770 [5]	11/01/2044	10/01/2019	A	6,000,000
1,650,000 NYC Transitional Finance Authority
(Future Tax)[1]	5.000	11/01/2027	11/01/2021	A	1,774,971
65,000 NYC Transitional Finance Authority
(Future Tax)[1]	5.000	05/01/2036	11/01/2019	A	65,183
3,905,000 NYC Transitional Finance Authority
(Future Tax)[1]	5.000	02/01/2037	02/01/2026	A	4,641,522
3,085,000 NYC Transitional Finance Authority
(Future Tax)[1]	5.000	05/01/2037	05/01/2026	A	3,685,742
1,655,000 NYC Transitional Finance Authority
(Future Tax)[1]	5.000	08/01/2037	08/01/2028	A	2,052,465
7,980,000 NYC Transitional Finance Authority
(Future Tax)[1]	5.000	02/01/2038	02/01/2027	A	9,607,042
5,000,000 NYC Transitional Finance Authority
(Future Tax)[1]	5.000	05/01/2038	05/01/2028	A	6,157,800
10,000,000 NYC Transitional Finance Authority
(Future Tax)[1]	5.000	08/01/2038	08/01/2028	A	12,370,000
17,600,000 NYC Transitional Finance Authority
(Future Tax)[1]	5.000	08/01/2040	08/01/2028	A	21,657,680
3,215,000 NYC Transitional Finance Authority
(Future Tax)[1]	5.250	11/01/2027	11/01/2019	A	3,225,513
3,090,000 NYC Trust for Cultural Resources
(Carnegie Hall/Carnegie Hall
Society Obligated Group)[1]	5.000	12/01/2039	12/01/2019	A	3,109,220

10 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal			Effective
Amount	Coupon	Maturity	Maturity*	Value
New York (Continued)
$1,825,000 NYS DA (ALIA-PSCH)[1]	4.800%	12/01/2023	12/15/2021B	$1,865,716
5,000 NYS DA (Barnard College)[1]	5.000	07/01/2023	10/31/2019A	5,016
1,255,000 NYS DA (Brooklyn Law School)[1]	5.000	07/01/2025	07/01/2022A	1,384,554
500,000 NYS DA (Culinary Institute of
America)[1]	5.000	07/01/2028	07/01/2022A	545,995
260,000 NYS DA (Health Center/BFCC/
USBFCC Obligated Group)[1]	5.000	11/15/2019	10/31/2019A	260,845
150,000 NYS DA (Icahn School of Medicine
at Mount Sinai)[1]	5.000	07/01/2022	07/01/2020A	154,144
1,110,000 NYS DA (Iona College)[1]	5.000	07/01/2022	07/01/2022	1,197,313
1,000,000 NYS DA (Iona College)[1]	5.000	07/01/2023	07/01/2022A	1,077,000
1,000,000 NYS DA (Iona College)[1]	5.000	07/01/2024	07/01/2022A	1,076,700
1,000,000 NYS DA (Iona College)[1]	5.000	07/01/2025	07/01/2022A	1,076,670
1,000,000 NYS DA (Iona College)[1]	5.000	07/01/2026	07/01/2022A	1,077,260
1,000,000 NYS DA (Iona College)[1]	5.000	07/01/2027	07/01/2022A	1,076,690
1,550,000 NYS DA (Jawonio/United Cerebral
Palsy Assoc. of NYC Obligated
Group)[1]	4.625	12/01/2027	05/20/2024B	1,569,081
25,000 NYS DA (Jawonio/United Cerebral
Palsy Assoc. of NYC Obligated
Group)[1]	5.125	07/01/2021	10/31/2019A	25,014
1,000,000 NYS DA (Montefiore Medical
Center)[1]	5.000	08/01/2027	08/01/2027	1,236,450
1,000,000 NYS DA (Montefiore Medical
Center)[1]	5.000	08/01/2028	08/01/2028	1,258,530
1,000,000 NYS DA (Montefiore Medical
Center)[1]	5.000	08/01/2029	08/01/2028A	1,249,450
8,475,000 NYS DA (North General Hospital)[1]	5.000	02/15/2025	10/31/2019A	8,502,798
3,750,000 NYS DA (North General Hospital)[1]	5.750	02/15/2020	10/31/2019A	3,763,537
4,250,000 NYS DA (NYU)[1]	5.000	07/01/2040	07/01/2028A	5,310,885
2,000,000 NYS DA (Orange Regional Medical
Center)[1]	4.000	12/01/2020	12/01/2020	2,047,700
1,000,000 NYS DA (Orange Regional Medical
Center)[1]	5.000	12/01/2022	12/01/2022	1,094,000
2,800,000 NYS DA (Orange Regional Medical
Center)[1]	5.000	12/01/2023	12/01/2023	3,141,712
1,300,000 NYS DA (Orange Regional Medical
Center)[1]	5.000	12/01/2025	12/01/2025	1,529,359
1,500,000 NYS DA (Orange Regional Medical
Center)[1]	5.000	12/01/2026	12/01/2026	1,800,750
1,300,000 NYS DA (Orange Regional Medical
Center)[1]	5.000	12/01/2027	06/01/2027A	1,569,906
10,000 NYS DA (Ozanam Hall of Queens
Nursing Home)[1]	5.000	11/01/2021	11/01/2019A	10,024
17,000,000 NYS DA (Personal Income Tax)[1]	5.000	12/15/2029	12/15/2022A	18,908,080
2,650,000 NYS DA (Rockefeller University)[1]	5.000	07/01/2040	10/31/2019A	2,658,533
14,000,000 NYS DA (Sales Tax)[1]	5.000	03/15/2034	03/15/2028A	17,451,560
2,000,000 NYS DA (Sales Tax)[1]	5.000	03/15/2036	03/15/2028A	2,477,740
8,000,000 NYS DA (Sales Tax)[1]	5.000	03/15/2037	03/15/2028A	9,873,840

11 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon	Maturity	Maturity*	Value
New York (Continued)
$8,000,000 NYS DA (Sales Tax)[1]	5.000%	03/15/2037	09/15/2028A	$9,975,200
3,500,000 NYS DA (Sales Tax)[1]	5.000	03/15/2038	03/15/2028A	4,306,750
10,000,000 NYS DA (Sales Tax)[1]	5.000	03/15/2039	09/15/2028A	12,400,900
5,000,000 NYS DA (Sales Tax)[1]	5.000	03/15/2040	09/15/2028A	6,181,800
4,000,000 NYS DA (School District Bond
Financing Program), Series A1	5.000	08/01/2033	08/01/2028A	4,911,120
1,345,000 NYS DA (School District Bond
Financing Program), Series B1	5.000	10/01/2033	10/01/2027A	1,686,065
1,025,000 NYS DA (School District Bond
Financing Program), Series C1	5.000	10/01/2026	10/01/2022A	1,137,873
400,000 NYS DA (School District Bond
Financing Program), Series F1	5.000	10/01/2027	10/01/2022A	440,628
200,000 NYS DA (School District Bond
Financing Program), Series F1	5.000	10/01/2028	10/01/2022A	220,252
1,690,000 NYS DA (School District Bond
Financing Program), Series H1	5.000	10/01/2026	10/01/2022A	1,868,988
500,000 NYS DA (School District Bond
Financing Program), Series H1	5.000	10/01/2027	10/01/2022A	552,490
400,000 NYS DA (School District Bond
Financing Program), Series H1	5.000	10/01/2028	10/01/2022A	441,120
500,000 NYS DA (School District Bond
Financing Program), Series H1	5.000	10/01/2029	10/01/2022A	550,475
1,675,000 NYS DA (School District
Financing)[1]	5.000	10/01/2025	10/01/2022A	1,848,228
1,665,000 NYS DA (School District
Financing)[1]	5.000	10/01/2026	10/01/2023A	1,905,210
2,740,000 NYS DA (School District
Financing)[1]	5.000	10/01/2026	10/01/2023A	3,136,779
3,190,000 NYS DA (School District
Financing)[1]	5.000	10/01/2026	10/01/2023A	3,651,944
2,485,000 NYS DA (School District
Financing)[1]	5.000	10/01/2027	10/01/2023A	2,845,897
1,885,000 NYS DA (School District
Financing)[1]	5.000	10/01/2027	10/01/2023A	2,157,194
815,000 NYS DA (St. John's University)[1]	5.000	07/01/2027	07/01/2022A	899,132
180,000 NYS DA (St. John's University)[1]	5.000	07/01/2028	07/01/2022A	198,581
3,275,000 NYS DA (St. John's University)[1]	5.000	07/01/2030	07/01/2022A	3,617,762
3,565,000 NYS DA (St. John's University)[1]	5.000	07/01/2030	07/01/2022A	3,914,513
10,000 NYS DA (St. John's University)[1]	5.000	07/01/2030	07/01/2022A	11,032
4,660,000 NYS DA (State Personal Income
Tax Authority)[1]	5.000	02/15/2028	02/15/2022A	5,050,834
1,135,000 NYS DA (State Personal Income
Tax Authority)[1]	5.000	02/15/2028	02/15/2022A	1,236,276
10,000,000 NYS DA (State Personal Income
Tax Authority)[1]	5.000	03/15/2028	03/15/2022A	10,867,700
10,000,000 NYS DA (State Personal Income
Tax Authority)[1]	5.000	03/15/2042	03/15/2029A	12,418,000
3,060,000 NYS DA (State University of New
York)[1]	5.000	07/01/2036	07/01/2028A	3,819,829

12 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal			Effective
Amount	Coupon	Maturity	Maturity*	Value
New York (Continued)
$1,850,000 NYS DA (State University of New
York)[1]	5.000%	07/01/2038	07/01/2028A	$2,288,450
6,730,000 NYS DA (The New School)[1]	5.000	07/01/2023	04/07/2021A	7,156,278
1,000,000 NYS DA (The New School)[1]	5.000	07/01/2029	01/01/2027A	1,229,350
1,500,000 NYS DA (The New School)[1]	5.000	07/01/2030	01/01/2027A	1,834,785
5,000 NYS DA (UCPHCA/Jawonio/FRC/
CPW/UCPANYS/UCP Obligated
Group)[1]	4.250	07/01/2020	10/31/2019A	5,013
4,440,000 NYS DA (United Cerebral Palsy
Assoc. of NYS)[1]	4.875	09/01/2027	03/03/2024B	4,540,388
2,025,000 NYS DA (United Cerebral Palsy
Assoc. of Putnam & Southern
Dutchess Counties)[1]	4.625	10/01/2027	08/08/2024B	2,077,832
1,130,000 NYS DA (Yeshiva University)[1]	5.000	09/01/2027	10/31/2019A	1,132,814
15,000 NYS EFC (Clean Water & Drinking
Revolving Funds)[1]	4.500	06/15/2030	10/31/2019A	15,037
10,000 NYS EFC (Clean Water & Drinking
Revolving Funds)[1]	4.875	06/15/2020	10/31/2019A	10,028
2,755,000 NYS EFC (Clean Water & Drinking
Revolving Funds)[1]	5.000	06/15/2038	06/15/2028A	3,435,099
12,375,000 NYS EFC (Clean Water & Drinking
Revolving Funds)[1]	5.000	06/15/2042	06/15/2027A	14,989,342
300,000 NYS HFA (Division Street)[1]	5.000	02/15/2026	10/31/2019A	300,708
510,000 NYS HFA (Golden Age
Apartments)[1]	5.000	02/15/2037	10/31/2019A	510,913
2,385,000 NYS HFA (Horizons at
Wawayanda)[1]	5.350	06/01/2025	12/01/2019A	2,402,339
125,000 NYS HFA (Multifamily Hsg. )[1]	5.300	08/15/2022	10/31/2019A	125,336
1,340,000 NYS HFA (Multifamily Hsg. )[1]	5.300	08/15/2024	10/31/2019A	1,343,618
300,000 NYS HFA (Multifamily Hsg. )[1]	5.350	08/15/2031	10/31/2019A	300,945
940,000 NYS HFA (Multifamily Hsg. )[1]	5.600	02/15/2026	10/31/2019A	942,557
1,350,000 NYS HFA (Multifamily Hsg. )[1]	5.600	08/15/2033	10/31/2019A	1,353,199
1,175,000 NYS HFA (Senior Devel. Hsg. )[1]	5.100	11/15/2023	10/31/2019A	1,178,102
5,000,000 NYS Liberty Devel. Corp. (4 World
Trade Center)[1]	5.000	11/15/2031	11/15/2021A	5,394,050
10,000,000 NYS Thruway Authority[1]	5.000	01/01/2027	01/01/2022A	10,826,500
15,000,000 NYS Thruway Authority[1]	5.000	01/01/2029	01/01/2022A	16,240,500
20,500,000 NYS Thruway Authority[1]	5.000	01/01/2030	01/01/2022A	22,212,160
3,995,000 NYS Thruway Authority[1]	5.000	01/01/2035	01/01/2028A	4,984,482
3,370,000 NYS Transportation Devel. Corp.
(Delta Air Lines/LaGuardia Airport
Terminals)[1]	5.000	01/01/2034	01/01/2028A	4,036,249
4,000,000 NYS Transportation Devel. Corp.
(LaGuardia Airport Terminal B
Redevel. )[1]	4.000	07/01/2033	07/01/2024A	4,259,320
1,000,000 NYS Transportation Devel. Corp.
(LaGuardia Airport Terminal B
Redevel. )[1]	5.000	07/01/2030	07/01/2024A	1,132,680

13 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon	Maturity	Maturity*	Value
New York (Continued)
$4,250,000 NYS Transportation Devel. Corp.
(LaGuardia Airport Terminal B
Redevel. )[1]	5.000%	07/01/2034	07/01/2024A	$4,777,383
50,000 Oneida County, NY IDA (Hamilton
College)[1]	5.000	09/15/2024	10/31/2019A	50,153
780,000 Onondaga County, NY Res Rec[1]	5.000	05/01/2029	05/01/2027A	955,952
275,000 Onondaga County, NY Res Rec[1]	5.000	05/01/2030	05/01/2027A	335,541
350,000 Onondaga County, NY Res Rec[1]	5.000	05/01/2031	05/01/2027A	425,117
455,000 Onondaga County, NY Res Rec[1]	5.000	05/01/2032	05/01/2027A	550,514
475,000 Onondaga County, NY Res Rec[1]	5.000	05/01/2033	05/01/2027A	573,045
500,000 Onondaga County, NY Res Rec[1]	5.000	05/01/2034	05/01/2027A	601,395
600,000 Onondaga County, NY Trust
Cultural Resource Revenue (Abby
Lane Hsg. Corp. )[1]	5.000	05/01/2028	05/01/2027A	733,098
450,000 Onondaga County, NY Trust
Cultural Resource Revenue (Abby
Lane Hsg. Corp. )[1]	5.000	05/01/2029	05/01/2027A	548,658
835,000 Onondaga County, NY Trust
Cultural Resource Revenue (Abby
Lane Hsg. Corp. )[1]	5.000	05/01/2030	05/01/2027A	1,014,876
600,000 Onondaga County, NY Trust
Cultural Resource Revenue (Abby
Lane Hsg. Corp. )[1]	5.000	05/01/2032	05/01/2027A	723,144
465,000 Onondaga, NY Civic Devel. Corp.
(Le Moyne College)[1]	5.000	07/01/2022	07/01/2022	507,320
490,000 Onondaga, NY Civic Devel. Corp.
(Le Moyne College)[1]	5.000	07/01/2023	07/01/2022A	534,595
515,000 Onondaga, NY Civic Devel. Corp.
(Le Moyne College)[1]	5.000	07/01/2024	07/01/2022A	560,990
540,000 Onondaga, NY Civic Devel. Corp.
(Le Moyne College)[1]	5.000	07/01/2025	07/01/2022A	587,747
115,000 Onondaga, NY Civic Devel. Corp.
(Onondaga Community College
Hsg. Devel. Corp. )[1]	5.000	10/01/2025	10/01/2025	134,516
1,000,000 Onondaga, NY Civic Devel. Corp.
(Upstate Properties)[1]	5.500	12/01/2031	12/01/2021A	1,089,700
485,000 Orange County, NY Funding Corp.
(Mount St. Mary College)[1]	5.000	07/01/2020	07/01/2020	496,562
730,000 Orange County, NY Funding Corp.
(Mount St. Mary College)[1]	5.000	07/01/2020	07/01/2020	747,462
765,000 Orange County, NY Funding Corp.
(Mount St. Mary College)[1]	5.000	07/01/2021	07/01/2021	806,448
505,000 Orange County, NY Funding Corp.
(Mount St. Mary College)[1]	5.000	07/01/2021	07/01/2021	532,452
530,000 Orange County, NY Funding Corp.
(Mount St. Mary College)[1]	5.000	07/01/2022	07/01/2022	574,356
805,000 Orange County, NY Funding Corp.
(Mount St. Mary College)[1]	5.000	07/01/2022	07/01/2022	872,370

14 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal			Effective
Amount	Coupon	Maturity	Maturity*	Value
New York (Continued)
$1,205,000 Orange County, NY IDA (St. Luke's
Cornwall Hospital)[1]	5.375%	12/01/2021	10/31/2019A	$1,209,073
650,000 Otsego County, NY Capital
Resource Corp. (Hartwick
College)[1]	5.000	10/01/2022	10/01/2022	683,755
700,000 Otsego County, NY Capital
Resource Corp. (Hartwick
College)[1]	5.000	10/01/2023	10/01/2023	746,655
660,000 Otsego County, NY Capital
Resource Corp. (Hartwick
College)[1]	5.000	10/01/2024	10/01/2024	711,619
31,235,000 Port Authority NY/NJ (JFK
International Air Terminal)[1]	5.750	12/01/2022	08/16/2020A	32,738,653
46,510,000 Port Authority NY/NJ (JFK
International Air Terminal)[1]	5.750	12/01/2025	10/31/2019A	48,419,236
39,900,000 Port Authority NY/NJ (JFK
International Air Terminal)[1]	6.500	12/01/2028	10/31/2019A	41,793,654
2,600,000 Port Authority NY/NJ (JFK
International Air Terminal)[1]	6.500	12/01/2028	10/31/2019A	2,637,492
6,605,000 Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2019	10/01/2019	6,605,000
7,005,000 Port Authority NY/NJ, 172nd
Series[1]	5.000	10/01/2025	04/01/2022A	7,608,271
10,000,000 Port Authority NY/NJ, 172nd
Series[1]	5.000	10/01/2028	04/01/2022A	10,843,800
13,075,000 Port Authority NY/NJ, 172nd
Series[1]	5.000	10/01/2030	04/01/2022A	14,179,838
12,500,000 Port Authority NY/NJ, 185th
Series[1]	5.000	09/01/2026	09/01/2024A	14,498,125
3,775,000 Port Authority NY/NJ, 186th
Series[1]	5.000	10/15/2031	10/15/2024A	4,380,284
12,235,000 Port Authority NY/NJ, 202nd
Series[1]	5.000	04/15/2037	04/15/2027A	14,713,444
5,000,000 Port Authority NY/NJ, 206th
Series[1]	5.000	11/15/2042	11/15/2027A	6,009,750
3,385,000 Port Authority NY/NJ, 207th
Series[1]	5.000	09/15/2030	03/15/2028A	4,235,312
1,555,000 Port Authority NY/NJ, 207th
Series[1]	5.000	09/15/2032	03/15/2028A	1,928,682
600,000 Poughkeepsie City, NY GO1	5.000	06/01/2031	06/01/2026A	678,690
155,000 Poughkeepsie, NY IDA (Eastman &
Bixby Redevel. Corp. )[1]	5.900	08/01/2020	10/31/2019A	155,547
295,000 Ramapo, NY Local Devel. Corp.[1]	5.000	03/15/2028	03/15/2023A	315,149
10,000 Rensselaer County, NY IDA
(Franciscan Heights)[1]	4.500	12/01/2019	10/31/2019A	10,021
1,200,000 Rensselaer County, NY IDA
(Franciscan Heights)[1]	5.375	12/01/2025	10/31/2019A	1,203,240
15,000 Rochester, NY GO1	4.000	10/01/2020	10/31/2019A	15,034
30,000 Rochester, NY GO1	4.250	10/01/2024	10/31/2019A	30,068
10,000 Rochester, NY GO1	4.250	10/01/2025	10/31/2019A	10,022

15 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon	Maturity	Maturity*	Value
New York (Continued)
$575,000 Rockland County, NY GO1	5.000%	12/15/2019	12/15/2019	$579,088
575,000 Rockland County, NY GO1	5.000	12/15/2020	12/15/2020	601,289
600,000 Rockland County, NY GO1	5.000	12/15/2022	12/15/2022	668,946
95,000 Rockland County, NY Tobacco
Asset Securitization Corp.[1]	5.625	08/15/2035	10/31/2019A	97,628
195,000 Saratoga County, NY Capital
Resource Corp. (Skidmore
College)[1]	5.000	07/01/2024	07/01/2024	227,516
5,000,000 SONYMA, Series 142[1]	1.810[5]	10/01/2037	10/01/2019A	5,000,000
385,000 Spring Valley, NY (Quality
Redevel. )[1]	5.000	06/15/2021	10/31/2019A	386,232
405,000 Spring Valley, NY (Quality
Redevel. )[1]	5.000	06/15/2022	10/31/2019A	406,276
300,000 Spring Valley, NY GO1	5.000	05/01/2020	11/01/2019A	300,957
310,000 Spring Valley, NY GO1	5.000	05/01/2021	11/01/2019A	310,992
325,000 Spring Valley, NY GO1	5.000	05/01/2022	11/01/2019A	325,962
335,000 Spring Valley, NY GO1	5.000	05/01/2023	11/01/2019A	335,961
350,000 Spring Valley, NY GO1	5.000	05/01/2024	11/01/2019A	350,980
365,000 Spring Valley, NY GO1	5.000	05/01/2025	11/01/2019A	366,022
1,050,000 St. Lawrence County, NY IDA
(Clarkson University)[1]	5.250	09/01/2033	03/01/2022A	1,127,721
300,000 St. Lawrence County, NY IDA (St.
Lawrence University)[1]	5.000	07/01/2024	01/01/2023A	332,409
920,000 St. Lawrence County, NY IDA (St.
Lawrence University)[1]	5.000	07/01/2025	01/01/2023A	1,019,388
300,000 St. Lawrence County, NY IDA (St.
Lawrence University)[1]	5.000	07/01/2028	07/01/2026A	362,742
785,000 St. Lawrence County, NY IDA (St.
Lawrence University)[1]	5.000	07/01/2030	07/01/2026A	946,577
450,000 St. Lawrence County, NY IDA (St.
Lawrence University)[1]	5.000	07/01/2031	07/01/2026A	540,428
375,000 Suffern, NY GO1	5.000	03/15/2021	03/15/2021	391,193
395,000 Suffern, NY GO1	5.000	03/15/2022	03/15/2021A	412,293
310,000 Suffern, NY GO1	5.000	03/15/2023	03/15/2021A	323,129
475,000 Suffern, NY GO1	5.000	03/15/2026	03/15/2021A	494,646
400,000 Suffolk County, NY Economic
Devel. Corp. (Family Residences
Essential Enterprises)[1]	6.750	06/01/2027	02/11/2022A	411,852
200,000 Suffolk County, NY IDA
(ALIA-IGHL)[1]	5.950	11/01/2022	11/01/2019A	200,062
300,000 Suffolk County, NY IDA (ALIA-NYS
ARC)[1]	5.950	11/01/2022	11/01/2019A	300,321
300,000 Suffolk County, NY IDA
(ALIA-WORCA)[1]	5.950	11/01/2022	11/01/2019A	300,351
200,000 Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	10/17/2019A	200,128
105,000 Suffolk County, NY IDA (DDI)[1,7]	6.000	10/01/2020	10/16/2019A	105,038
2,330,000 Suffolk County, NY IDA (Dowling
College)[3,8]	6.700	12/01/2020	12/01/2020	23

16 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal			Effective
Amount	Coupon	Maturity	Maturity*	Value
New York (Continued)
$200,000 Suffolk County, NY IDA
(Independent Group Home
Living)[1]	6.000%	10/01/2020	10/17/2019A	$200,060
895,000 Suffolk County, NY IDA
(Nissequogue Cogeneration
Partners)[1]	5.500	01/01/2023	01/01/2020A	904,254
85,000 Suffolk County, NY IDA (Suffolk
Hotels)[1,7]	6.000	10/01/2020	10/16/2019A	85,044
100,000 Suffolk County, NY IDA (WORCA)[1]	6.000	10/01/2020	10/16/2019A	100,157
1,145,000 Suffolk, NY Tobacco Asset
Securitization Corp.[1]	5.000	06/01/2021	06/01/2021	1,197,636
5,110,000 Sullivan County, NY Infrastructure
(Adelaar)[1]	4.850	11/01/2031	05/22/2025A	5,137,185
1,395,000 Sullivan County, NY Infrastructure
(Adelaar)[1]	4.850	11/01/2031	05/17/2025A	1,402,421
2,115,000 Sullivan County, NY Infrastructure
(Adelaar)[1]	4.850	11/01/2031	05/21/2025A	2,126,252
2,165,000 Sullivan County, NY Infrastructure
(Adelaar)[1]	4.850	11/01/2031	05/24/2025A	2,176,518
15,085,000 Sullivan County, NY Infrastructure
(Adelaar)[1]	4.850	11/01/2031	05/23/2025A	15,165,252
2,205,000 Syracuse, NY IDA (Carousel
Center)[1]	5.000	01/01/2028	01/01/2026A	2,454,981
6,000,000 Syracuse, NY IDA (Carousel
Center)[1]	5.000	01/01/2030	01/01/2026A	6,671,880
8,825,000 Syracuse, NY IDA (Carousel
Center)[1]	5.000	01/01/2031	01/01/2026A	9,766,804
3,800,000 Syracuse, NY IDA (Carousel
Center)[1]	5.000	01/01/2033	01/01/2026A	4,188,854
300,000 Town of Clarkstown NY1	4.000	10/15/2030	10/31/2019A	300,660
1,000,000 Troy, NY IDA (Rensselaer
Polytechnic Institute)[1]	5.000	09/01/2031	09/01/2021A	1,063,420
20,000 Tuckahoe, NY Union Free School
District[1]	4.250	09/01/2026	10/31/2019A	20,048
75,000 West Hempstead, NY Union Free
School District[1]	4.600	03/01/2026	10/31/2019A	75,243
10,000 Westhampton Beach, NY Union
Free School District[1]	4.625	03/01/2027	10/31/2019A	10,027
50,000 White Plains, NY HDC (Battle Hill)[1]	6.650	02/01/2025	09/30/2022B	54,416
2,000,000 Yonkers, NY GO1	5.000	10/01/2023	10/01/2021A	2,154,900
1,000,000 Yonkers, NY GO1	5.000	10/01/2024	10/01/2021A	1,077,450
1,455,000 Yonkers, NY IDA (Monastery
Manor Associates)[1]	5.000	04/01/2025	10/31/2019A	1,459,336
				1,556,016,346

Other Territory—0.0%
319,575 Public Hsg. Capital Fund Multi-
State Revenue Trust I1	4.500	07/01/2022	02/23/2021B	322,745

17 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon	Maturity	Maturity*	Value
U. S. Possessions—16.8%
$1,605,000 Guam Education Financing
Foundation COP[1]	5.000%	10/01/2019	10/01/2019	$1,605,000
1,435,000 Guam Government Business
Privilege[1]	5.000	01/01/2027	01/01/2022A	1,520,397
3,255,000 Guam Government Business
Privilege[1]	5.000	01/01/2028	01/01/2022A	3,443,367
1,000,000 Guam Government Limited
Obligation[1]	5.500	12/01/2019	12/01/2019	1,007,010
12,155,000 Guam International Airport
Authority[1]	6.000	10/01/2023	10/31/2019A	12,197,542
900,000 Guam Power Authority, Series A1	5.000	10/01/2019	10/01/2019	900,000
1,350,000 Guam Power Authority, Series A1	5.000	10/01/2020	10/01/2020	1,395,778
1,350,000 Guam Power Authority, Series A1	5.000	10/01/2021	10/01/2021	1,441,030
3,185,000 Guam Power Authority, Series A1	5.000	10/01/2025	10/01/2022A	3,510,061
2,690,000 Guam Power Authority, Series A1	5.000	10/01/2026	10/01/2022A	2,964,461
4,000,000 Guam Power Authority, Series A1	5.000	10/01/2030	10/01/2022A	4,394,280
11,250,000 Puerto Rico Aqueduct & Sewer
Authority	5.250	07/01/2024	07/01/2022A	11,868,750
33,970,000 Puerto Rico Children's Trust Fund
(TASC)[1]	5.375	05/15/2033	10/31/2019A	34,525,070
38,385,000 Puerto Rico Children's Trust Fund
(TASC)[1]	5.500	05/15/2039	10/31/2019A	39,116,234
6,155,000 Puerto Rico Commonwealth GO,
AGC[6]	1.040	07/01/2020	07/01/2020	6,149,214
400,000 Puerto Rico Commonwealth GO,
FGIC[6,9]	1.040	07/01/2021	07/01/2021	361,000
165,000 Puerto Rico Commonwealth GO3	5.000	07/01/2024	07/01/2024	123,337
25,000 Puerto Rico Commonwealth GO3	5.000	07/01/2028	07/01/2026B	18,500
500,000 Puerto Rico Commonwealth GO,
AGC[1]	5.250	07/01/2020	10/31/2019A	507,810
2,715,000 Puerto Rico Commonwealth GO3	5.250	07/01/2022	07/01/2022	2,032,856
15,000 Puerto Rico Commonwealth GO3	5.250	07/01/2029	07/01/2029	11,231
1,400,000 Puerto Rico Commonwealth GO3	5.375	07/01/2030	07/01/2030	999,250
440,000 Puerto Rico Commonwealth GO,
NPFGC	5.500	07/01/2020	07/01/2020	449,033
13,100,000 Puerto Rico Commonwealth GO3	5.500	07/01/2023	07/01/2023	9,841,375
240,000 Puerto Rico Commonwealth GO3	5.500	07/01/2026	07/01/2026	157,800
150,000 Puerto Rico Convention Center
Authority, FGIC[9]	5.000	07/01/2023	07/01/2023	130,875
2,001,657 Puerto Rico Electric Power
Authority, Series A-4[3]	10.000	07/01/2020	07/01/2020	1,703,911
2,001,656 Puerto Rico Electric Power
Authority, Series B-4[3]	10.000	07/01/2020	07/01/2020	1,703,910
100,000 Puerto Rico Electric Power
Authority, Series DDD[3]	5.000	07/01/2022	07/01/2022	80,000
1,501,242 Puerto Rico Electric Power
Authority, Series E-1[3]	10.000	01/01/2021	01/01/2021	1,336,105
1,501,243 Puerto Rico Electric Power
Authority, Series E-2[3]	10.000	07/01/2021	07/01/2021	1,336,106

18 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal			Effective
Amount	Coupon	Maturity	Maturity*	Value
U. S. Possessions (Continued)
$500,414 Puerto Rico Electric Power
Authority, Series E-2[3]	10.000%	01/01/2022	01/01/2022	$445,368
500,414 Puerto Rico Electric Power
Authority, Series E-4[3]	10.000	07/01/2022	07/01/2022	445,368
500,000 Puerto Rico Electric Power
Authority, Series PP, NPFGC	5.000	07/01/2024	10/31/2019A	509,945
285,000 Puerto Rico Electric Power
Authority, Series RR, NPFGC	5.000	07/01/2021	10/31/2019A	288,494
50,000 Puerto Rico Electric Power
Authority, Series RR, NPFGC	5.000	07/01/2022	10/31/2019A	50,740
280,000 Puerto Rico Electric Power
Authority, Series RR, NPFGC	5.000	07/01/2024	10/31/2019A	285,569
100,000 Puerto Rico Electric Power
Authority, Series SS, NPFGC	5.000	07/01/2022	10/31/2019A	101,479
830,000 Puerto Rico Electric Power
Authority, Series SS, NPFGC	5.000	07/01/2023	10/31/2019A	844,392
5,000,000 Puerto Rico Electric Power
Authority, Series WW3	5.250	07/01/2025	07/01/2025	4,012,500
85,000 Puerto Rico HFA[1]	5.000	12/01/2020	10/31/2019A	87,714
90,000 Puerto Rico Highway &
Transportation Authority[3]	5.000	07/01/2022	07/13/2021B	12,375
135,000 Puerto Rico Highway &
Transportation Authority[3]	5.000	07/01/2023	07/01/2023	18,563
160,000 Puerto Rico Highway &
Transportation Authority, FGIC[9]	5.000	07/01/2025	07/01/2025	139,600
835,000 Puerto Rico Highway &
Transportation Authority, AGC[1]	5.000	07/01/2027	10/31/2019A	857,912
425,000 Puerto Rico Highway &
Transportation Authority[3]	5.000	07/01/2028	02/20/2026B	58,437
50,000 Puerto Rico Highway &
Transportation Authority, NPFGC[1]	5.000	07/01/2028	01/01/2020A	50,114
90,000 Puerto Rico Highway &
Transportation Authority[3]	5.000	07/01/2028	08/06/2026B	12,375
61,500 Puerto Rico Highway &
Transportation Authority, FGIC[9]	5.250	07/01/2020	07/01/2020	53,505
25,000 Puerto Rico Highway &
Transportation Authority[3]	5.750	07/01/2020	07/01/2020	3,375
230,000 Puerto Rico Highway &
Transportation Authority[3]	5.750	07/01/2020	07/01/2020	31,625
5,060,000 Puerto Rico Highway &
Transportation Authority, FGIC[9]	5.750	07/01/2021	07/01/2021	4,414,850
7,995,000 Puerto Rico Highway &
Transportation Authority[3]	5.750	07/01/2022	07/01/2022	1,099,313
100,000 Puerto Rico Highway &
Transportation Authority, Series
I, FGIC[9]	5.000	07/01/2023	07/01/2023	87,250
4,355,000 Puerto Rico Highway &
Transportation Authority, Series K3	5.000	07/01/2021	07/01/2021	1,790,994

19 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon	Maturity	Maturity*	Value
U. S. Possessions (Continued)
$12,275,000 Puerto Rico Highway &
Transportation Authority, Series K3	5.000%	07/01/2023	07/01/2023	$5,048,094
12,760,000 Puerto Rico Highway &
Transportation Authority, Series K3	5.000	07/01/2024	07/01/2024	5,247,550
14,545,000 Puerto Rico Highway &
Transportation Authority, Series K3	5.000	07/01/2025	07/01/2025	5,981,631
780,000 Puerto Rico Infrastructure[3]	5.000	07/01/2020	07/01/2020	211,232
885,000 Puerto Rico Infrastructure (Mepsi
Campus)[3]	6.250	10/01/2024	06/12/2022B	179,213
650,000 Puerto Rico ITEMECF (Ana G.
Mendez University)[1]	5.000	04/01/2021	04/01/2021	667,225
650,000 Puerto Rico ITEMECF (Ana G.
Mendez University)[1]	5.000	04/01/2022	04/01/2022	669,494
20,400,000 Puerto Rico ITEMECF
(Cogeneration Facilities)	6.625	06/01/2026	10/31/2019A	20,935,500
500,000 Puerto Rico ITEMECF
(International American
University)[1]	5.000	10/01/2021	10/01/2021	516,225
1,495,000 Puerto Rico ITEMECF (Ryder
Memorial Hospital)	6.700	05/01/2024	06/17/2022B	1,297,481
365,000 Puerto Rico ITEMECF (University
of the Sacred Heart)[1]	5.000	10/01/2021	10/01/2021	361,861
415,000 Puerto Rico ITEMECF (University
of the Sacred Heart)[1]	5.000	10/01/2022	10/01/2022	409,825
20,000 Puerto Rico Municipal Finance
Agency, Series A, AGC[1]	4.750	08/01/2022	10/31/2019A	20,470
500,000 Puerto Rico Municipal Finance
Agency, Series A, AGC[1]	5.000	08/01/2027	10/31/2019A	513,720
70,000 Puerto Rico Municipal Finance
Agency, Series A, AGC[1]	5.250	08/01/2021	10/31/2019A	71,355
10,000,000 Puerto Rico Municipal Finance
Agency, Series A	5.250	08/01/2024	08/01/2024	9,227,000
275,000 Puerto Rico Public Buildings
Authority[3]	5.125	07/01/2024	12/31/2023B	236,156
10,000,000 Puerto Rico Public Buildings
Authority[3]	5.250	07/01/2029	05/03/2028B	8,637,500
30,000 Puerto Rico Public Buildings
Authority[3]	5.500	07/01/2025	07/01/2025	26,063
50,000 Puerto Rico Public Buildings
Authority[3]	5.750	07/01/2020	07/01/2020	43,625
1,270,000 Puerto Rico Public Buildings
Authority[3]	6.250	07/01/2023	07/01/2023	1,135,063
50,000 Puerto Rico Public Buildings
Authority[3]	6.250	07/01/2026	07/01/2026	44,063
1,400,000 Puerto Rico Public Buildings
Authority[3]	10.000	07/01/2034	07/01/2034	1,284,500
1,250,000 Puerto Rico Public Buildings
Authority, AMBAC	10.000 [5]	07/01/2035	10/31/2019A	1,327,975

20 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount	Coupon		Maturity	Maturity*		Value
U. S. Possessions (Continued)
$105,030,000 Puerto Rico Public Finance Corp. ,
Series A3	6.500%		08/01/2028	12/12/2027	B	$6,353,265
19,081,000 Puerto Rico Sales Tax Financing
Corp. , Series A	4.542	[10]	07/01/2031	01/10/2031	B	13,151,961
665,000 Puerto Rico Sales Tax Financing
Corp. , Series A	5.090	[10]	07/01/2033	12/21/2032	B	419,462
5,930,000 Puerto Rico Sales Tax Financing
Corp. , Series A-1	3.971	[10]	07/01/2027	08/15/2026	B	4,726,507
246,000 Puerto Rico Sales Tax Financing
Corp. , Series A-1	3.973	[10]	07/01/2024	07/09/2023	B	214,974
6,759,000 Puerto Rico Sales Tax Financing
Corp. , Series A-1	4.440	[10]	07/01/2029	01/12/2029	B	5,024,776
487,000 Puerto Rico Sales Tax Financing
Corp. , Series A-1[1]	4.500		07/01/2034	07/01/2025	A	521,450
246,000 Puerto Rico Sales Tax Financing
Corp. , Series A-1[1]	4.550		07/01/2040	07/01/2028	A	254,256
1,809,000 Puerto Rico Sales Tax Financing
Corp. , Series A-1[1]	4.750		07/01/2053	07/01/2028	A	1,881,360
2,074,000 Puerto Rico Sales Tax Financing
Corp. , Series A-1[1]	5.000		07/01/2058	07/01/2028	A	2,191,637
1,000 Puerto Rico Sales Tax Financing
Corp. , Series A-1	5.894	[10]	07/01/2046	12/21/2042	A	266
1,000 Puerto Rico Sales Tax Financing
Corp. , Series A-1	5.951	[10]	07/01/2051	07/01/2028	A	195
2,504,000 Puerto Rico Sales Tax Financing
Corp. , Series A-2[1]	4.329		07/01/2040	07/01/2028	A	2,547,770
75,000 Puerto Rico Sales Tax Financing
Corp. , Series A-2[1]	4.536		07/01/2053	07/01/2028	A	76,688
1,004,000 Puerto Rico Sales Tax Financing
Corp. , Series A-2[1]	4.784		07/01/2058	07/01/2028	A	1,044,250
8,500,000 University of Puerto Rico, Series P	5.000		06/01/2022	10/31/2019	A	8,510,625
7,410,000 University of Puerto Rico, Series Q	5.000		06/01/2023	10/31/2019	A	7,410,000
300,000 University of Puerto Rico, Series Q	5.000		06/01/2030	12/22/2028	B	298,500
1,500,000 V. I. Public Finance Authority[1]	5.000		09/01/2033	09/01/2025	A	1,660,080
825,000 V. I. Public Finance Authority
(Gross Receipts Taxes Loan
Notes)[1]	4.000		10/01/2022	03/20/2020	B	833,423
3,380,000 V. I. Public Finance Authority
(Gross Receipts Taxes Loan
Notes)[1]	5.000		10/01/2023	10/31/2019	A	3,438,643
850,000 V. I. Public Finance Authority
(Gross Receipts Taxes Loan
Notes)[1]	5.000		10/01/2024	10/31/2019	A	864,756
3,760,000 V. I. Public Finance Authority
(Gross Receipts Taxes Loan
Notes)[1]	5.000		10/01/2025	10/31/2019	A	3,825,274
1,715,000 V. I. Public Finance Authority
(Gross Receipts Taxes Loan
Notes)[1]	5.000		10/01/2026	10/31/2019	A	1,744,772

21 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
U. S. Possessions (Continued)
$50,000 V. I. Public Finance Authority
(Gross Receipts Taxes Loan
Notes)[1]		5.000%	10/01/2027	10/31/2019	A	$50,869
280,000 V. I. Public Finance Authority
(Gross Receipts Taxes Loan
Notes)[1]		5.000	10/01/2028	10/31/2019	A	284,866
1,135,000 V. I. Public Finance Authority
(Matching Fund Loan Note)		5.000	10/01/2020	04/06/2020	B	1,141,163
660,000 V. I. Public Finance Authority
(Matching Fund Loan Note)		6.750	10/01/2037	10/31/2019	A	661,716
20,000 V. I. Public Finance Authority,
Series C		5.000	10/01/2022	10/31/2019	A	20,050
810,000 V. I. Tobacco Settlement Financing
Corp. (TASC)[1]		5.000	05/15/2031	10/31/2019	A	811,790
100,000 V. I. Water & Power Authority		4.500	07/01/2020	10/31/2019	A	100,167
125,000 V. I. Water & Power Authority		4.500	07/01/2028	10/31/2019	A	125,156
						296,816,638
Total Municipal Bonds and Notes (Cost $1,916,489,750)						1,853,155,729

Corporate Bond and Note—0.0%
138,875 Dowling College, NY, Series 2015
Taxable Revenue Bond[3,8,12] (Cost
$138,876)		7.500	06/15/2019			—

Shares
Common Stock—0.3%
2,137 CMS Liquidating Trust[8,11,12] (Cost
$6,838,400)						6,346,890

Total Investments, at Value (Cost $1,923,467,026) —104.9%						1,859,502,619
Floating Rate Note Obligation—(2.7)
Note with interest and fee rate 1.61% at 09/30/2019 and contractual maturity of collateral
08/01/2020[13]	.					(48,250,000)
Borrowings—(0.0)						(500,000)
Net Other Assets (Liabilities) —(2.2)						(38,903,719)
Net Assets—100.0%						$1,771,848,900

Footnotes to Schedule of Investments
*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A. Optional call date; corresponds to the most conservative yield calculation.
B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
1. All or a portion of the security position has been segregated for collateral to cover borrowings.
2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.

22 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Footnotes to Schedule of Investments (continued)
4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the
Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security.
5. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end.The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
6. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.
7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
8. The value of this security was determined using significant unobservable inputs.  See Note 1 of the accompanying
Notes.
9. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security.  The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer.  The rate shown is the contractual interest rate.
10. Zero coupon bond reflects effective yield on the original acquisition date.
11. Non-income producing security.
12. Received as a result of a corporate action.
13. Floating rate note obligations related to securities held.The interest and fee rates shown reflect the rates in effect at September 30, 2019. At September 30, 2019, the Fund’s investments with a value of $107,816,476 are held by
TOB Trusts and serve as collateral for the $48,250,000 in the floating rate note obligations outstanding at that date.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
AGC	Assured Guaranty Corp.
ALIA	Alliance of Long Island Agencies
AMBAC	AMBAC Indemnity Corp.
ARC	Assoc. of Retarded Citizens
BFCC	Brookdale Family Care Center
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHHSB	Catholic Home Health Services of Broward
CHS	Catholic Health Services
CHSLI	Catholic Health Services of Long Island
COP	Certificates of Participation
CPW	Cerebral Palsy of Westchester
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
EFC	Environmental Facilities Corp.
FGIC	Financial Guaranty Insurance Co.
FRC	Franziska Racker Centers
GO	General Obligation
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HQS	Health Quest System
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
L. I.	Long Island
MTA	Metropolitan Transportation Authority

23 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below:
(continued)

NDH	Northern Dutchess Hospital
NPFGC	National Public Finance Guarantee Corp.
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PHCtr	Putnam Hospital Center
PSCH	Professional Service Centers for the Handicapped, Inc.
Res Rec	Resource Recovery Facility
SANCSAR	St. Anne's Nursing Center St. Anne's Residence
SAR	St. Anne's Residence
SCSMC	St. Catherine of Siena Medical Center
SJR	St. Joseph Residence
SJRH	St. Jonh's Rehabilitation Hospital
SONYMA	State of New York Mortgage Agency
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UCP	United Creative Program
UCPANYS	United Cerebral Palsy Association of New York State
UCPHCA	United Cerebral Palsy Assoc. and Handicapped Children's Assoc.
USBFCC	Urban Strategies Brookdale Family Care Center
V. I.	United States Virgin Islands
VBHosp	Vassar Brothers Hospital
VMHCS	Villa Maria Health Care Services
VMNRC	Villa Marina Nursing & Rehabilitation Center
WORCA	Working Organization for Retarded Children and Adults
YMCA	Young Men's Christian Assoc.

24 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

Note 1 – Additional Valuation Information
The following is a summary of the tiered valuation input levels, as of September 30, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$ 1,556,016,323	$ 23	$ 1,556,016,346
Other Territory	—	322,745	—	322,745
U. S. Possessions	—	296,816,638	—	296,816,638
Corporate Bond and Note	—	—	—	—
Common Stock	—	—	6,346,890	6,346,890
Total Assets	$—	$ 1,853,155,706	$ 6,346,913	$ 1,859,502,619

25 INVESCO OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND